N-2	Mar. 01, 2024
Cover [Abstract]
Entity Central Index Key	0001816389
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	BLACKROCK PRIVATE INVESTMENTS FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
In the sections of the Prospectus entitled “Prospectus Summary—Principal Risk Considerations—Limited Operating History” and “Risks—Limited Operating History,” the first sentence of each such risk factor is deleted in its entirety and replaced with the following:
The Fund is a diversified,
closed-end
management investment company with a limited operating history.
The sections of the Prospectus entitled “Prospectus Summary—Principal Risk
Considerations—Non-Diversified
Status” and
“Risks—Non-Diversified
Status” are deleted in their entirety.